UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number 811-2111
RiverSource Large Cap Series, Inc.
(Exact name of registrant as specified in charter)
50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
(Address of principal executive offices)          (Zip code)
Scott R. Plummer – 5228 Ameriprise Financial Center, Minneapolis, MN 55474
(Name and address of agent for service)
Registrant’s telephone number, including area code: (612) 671-1947
Date of fiscal year end: July 31
Date of reporting period: January 31, 2011

Item 1. Reports to Stockholders.
Semiannual Report

Semiannual Report

Columbia
Large Core Quantitative Fund

Semiannual Report for the Period Ended
January 31, 2011

Columbia Large Core Quantitative Fund seeks to provide shareholders with long-term capital growth.

 Not FDIC insured - No bank guarantee - May lose value

Your Fund at a Glance	3

Fund Expenses Example	8

Portfolio of Investments	11

Statement of Assets and Liabilities	25

Statement of Operations	27

Statements of Changes in Net Assets	29

Financial Highlights	32

Notes to Financial Statements	41

Proxy Voting	61

Approval of Investment Management Services Agreement	61

Results of Meeting of Shareholders	62

See the Fund’s prospectus for risks associated with investing in the Fund.

2  COLUMBIA LARGE CORE QUANTITATIVE FUND — 2011 SEMIANNUAL REPORT

Your Fund at a Glance
(Unaudited)

FUND SUMMARY

>	Columbia Large Core Quantitative Fund (the Fund) Class A shares gained 17.66% (excluding sales charge) for the six months ended January 31, 2011.

>	The Fund underperformed it’s benchmark, the Standard & Poor’s (S&P) 500 Index, which rose 17.93% for the six-month period.

>	The Fund outperformed the Lipper Large-Cap Core Funds Index, representing the Fund’s peer group, which advanced 16.80%, for the same period.

ANNUALIZED TOTAL RETURNS (for period ended January 31, 2011)

					Since
					inception
	6 months*	1 year	3 years	5 years	4/24/03
Columbia Large Core Quantitative Fund Class A (excluding sales charge)	+17.66%	+22.57%	-2.11%	+0.53%	+5.83%

S&P 500 Index(1) (unmanaged)	+17.93%	+22.19%	-0.05%	+2.24%	+6.63%

Lipper Large-Cap Core Funds Index(2) (unmanaged)	+16.80%	+19.36%	-0.44%	+1.79%	+5.81%

*	Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in fees and expenses. The Fund’s returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund’s returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.

COLUMBIA LARGE CORE QUANTITATIVE FUND — 2011 SEMIANNUAL REPORT  3

Your Fund at a Glance (continued)

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes. It is not possible to invest directly in an index.

(1)	The Standard & Poor’s 500 Index (S&P 500 Index), an unmanaged index of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices.
(2)	The Lipper Large-Cap Core Funds Index includes the 30 largest large-cap core funds tracked by Lipper Inc. The index’s returns include net reinvested dividends. The Fund’s performance is currently measured against this index for purposes of determining the performance incentive adjustment.

4  COLUMBIA LARGE CORE QUANTITATIVE FUND — 2011 SEMIANNUAL REPORT

AVERAGE ANNUAL TOTAL RETURNS

at January 31, 2011
					Since
Without sales charge	6 months*	1 year	3 years	5 years	inception
Class A (inception 4/24/03)	+17.66%	+22.57%	-2.11%	+0.53%	+5.83%

Class B (inception 4/24/03)	+17.20%	+21.59%	-2.87%	-0.23%	+5.01%

Class C (inception 4/24/03)	+17.17%	+21.60%	-2.90%	-0.26%	+5.00%

Class I (inception 7/15/04)	+17.83%	+22.98%	-1.77%	+0.91%	+4.07%

Class R** (inception 12/11/06)	+17.63%	+22.28%	-2.39%	N/A	-2.13%

Class R4 (inception 4/24/03)	+17.74%	+22.64%	-1.98%	+0.68%	+6.00%

Class R5 (inception 12/11/06)	+17.85%	+23.03%	-1.77%	N/A	-1.55%

Class W (inception 12/1/06)	+17.55%	+22.47%	-2.24%	N/A	-1.63%

Class Z (inception 9/27/10)	N/A	N/A	N/A	N/A	+12.81%*

With sales charge
Class A (inception 4/24/03)	+10.90%	+15.51%	-4.02%	-0.65%	+5.02%

Class B (inception 4/24/03)	+12.20%	+16.59%	-3.80%	-0.56%	+5.01%

Class C (inception 4/24/03)	+16.17%	+20.60%	-2.90%	-0.26%	+5.00%

*	Not annualized.
**	Effective September 7, 2010, Class R2 shares were renamed Class R shares.

The “Without sales charge” returns for Class A, Class B and Class C shares do not include applicable initial or contingent deferred sales charges. If included, returns would be lower than those shown. The “With sales charge” returns for Class A, Class B and Class C shares include: the maximum initial sales charge of 5.75% for Class A shares; the applicable contingent deferred sales charge (CDSC) for Class B shares (applied as follows: first year 5%; second year 4%; third and fourth years 3%; fifth year 2%; sixth year 1%; no sales charge thereafter); and a 1% CDSC for Class C shares sold within one year after purchase. Class I, Class R, Class R4, Class R5, Class W and Class Z shares are not subject to sales charges and have limited eligibility. See the Fund’s prospectus for details.

COLUMBIA LARGE CORE QUANTITATIVE FUND — 2011 SEMIANNUAL REPORT  5

Your Fund at a Glance (continued)

MORNINGSTAR STYLE BOXtm

The Morningstar Style Boxtm is based on the fund’s portfolio holdings as of period end. The vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

©2011 Morningstar, Inc. All rights reserved. The information contained herein is proprietary to Morningstar and/or its content providers, may not be copied or distributed and is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results.

6  COLUMBIA LARGE CORE QUANTITATIVE FUND — 2011 SEMIANNUAL REPORT

SECTOR BREAKDOWN(1) (at January 31, 2011)

Consumer Discretionary	9.4%

Consumer Staples	9.8

Energy	12.6

Financials	15.9

Health Care	10.4

Industrials	11.5

Information Technology	19.0

Materials	3.8

Telecommunication Services	3.3

Utilities	3.3

Other(2)	1.0

(1)	Sectors can be comprised of several industries. Please refer to the section entitled “Portfolio of Investments” for a complete listing. No single industry exceeded 25% of portfolio assets.

Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund’s composition is subject to change.

(2)	Cash & Cash Equivalents.

The sectors identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.

TOP TEN HOLDINGS(1) (at January 31, 2011)

Apple, Inc.	4.6%

IBM Corp.	3.8

Microsoft Corp.	3.8

ConocoPhillips	2.9

Chevron Corp.	2.9

Wal-Mart Stores, Inc.	2.9

General Electric Co.	2.9

Citigroup, Inc.	2.8

Philip Morris International, Inc.	2.6

UnitedHealth Group, Inc.	2.5

(1)	Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan and Cash & Cash Equivalents).

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

COLUMBIA LARGE CORE QUANTITATIVE FUND — 2011 SEMIANNUAL REPORT  7

Fund Expenses Example
(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments; and (ii) ongoing costs, which may include management fees; distribution and service (Rule 12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund’s shareholders indirectly bear the ongoing expenses of any funds in which the Fund invests (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund’s indirect expense from investing in the acquired funds is based on the Fund’s pro rata portion of the ongoing expenses charged by acquired funds using the expense ratio of each of the acquired funds as of the acquired fund’s most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended January 31, 2011.

Actual Expenses
The first line of the table provides information about actual account values and actual expenses for each class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during the period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for each class and an assumed rate of return of 5% per year before expenses, which is not the actual return for the class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

8  COLUMBIA LARGE CORE QUANTITATIVE FUND — 2011 SEMIANNUAL REPORT

	Beginning	Ending	Expenses
	account value	account value	paid during		Annualized
	August 1, 2010(a)	January 31, 2011	the period(b)		expense ratio
Class A

Actual(c)	$1,000	$1,176.60	$6.18	(d)	1.12%(d	)

Hypothetical (5% return before expenses)	$1,000	$1,019.67	$5.73	(d)	1.12%(d	)

Class B

Actual(c)	$1,000	$1,172.00	$10.29	(d)	1.87%(d	)

Hypothetical (5% return before expenses)	$1,000	$1,015.86	$9.55	(d)	1.87%(d	)

Class C

Actual(c)	$1,000	$1,171.70	$10.29	(d)	1.87%(d	)

Hypothetical (5% return before expenses)	$1,000	$1,015.86	$9.55	(d)	1.87%(d	)

Class I

Actual(c)	$1,000	$1,178.30	$3.75	(d)	.68%(d	)

Hypothetical (5% return before expenses)	$1,000	$1,021.90	$3.48	(d)	.68%(d	)

Class R

Actual(c)	$1,000	$1,176.30	$7.61		1.38%

Hypothetical (5% return before expenses)	$1,000	$1,018.35	$7.06		1.38%

Class R4

Actual(c)	$1,000	$1,177.40	$5.35	(d)	.97%(d	)

Hypothetical (5% return before expenses)	$1,000	$1,020.43	$4.97	(d)	.97%(d	)

Class R5

Actual(c)	$1,000	$1,178.50	$4.03	(d)	.73%(d	)

Hypothetical (5% return before expenses)	$1,000	$1,021.64	$3.74	(d)	.73%(d	)

Class W

Actual(c)	$1,000	$1,175.50	$6.12	(d)	1.11%(d	)

Hypothetical (5% return before expenses)	$1,000	$1,019.72	$5.68	(d)	1.11%(d	)

Class Z

Actual(e)	$1,000	$1,128.10	$3.27		.89%

Hypothetical (5% return before expenses)	$1,000	$1,020.83	$4.56		.89%

COLUMBIA LARGE CORE QUANTITATIVE FUND — 2011 SEMIANNUAL REPORT  9

Fund Expenses Example (continued)

(a)	The beginning values for Class Z are as of September 27, 2010 (when shares became available) for actual expense calculations.
(b)	Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 185/365 (to reflect the one-half year period). Actual expenses for Class Z are equal to the annualized expense ratio for the class as indicated above, multiplied by the average account value over the period, multiplied by 126/365 (to reflect the number of days in the period).
(c)	Based on the actual return for the six months ended January 31, 2011: +17.66% for Class A, +17.20% for Class B, +17.17% for Class C, +17.83% for Class I,+17.63% for Class R, +17.74% for Class R4, +17.85% for Class R5 and +17.55% for Class W.
(d)	Columbia Management Investment Advisers, LLC (the Investment Manager) and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until September 30, 2011, unless sooner terminated at the sole discretion of the Fund’s Board, such that net expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment, will not exceed 1.07% for Class A, 1.82% for Class B, 1.82% for Class C, 0.64% for Class I, 0.94% for Class R4, 0.69% for Class R5 and 1.07% for Class W. Any amounts waived will not be reimbursed by the Fund. This change was effective October 1, 2010. Had this change been in place for the entire six month period ended January 31, 2011, the actual expenses paid would have been $6.29 for Class A, $10.40 for Class B, $10.40 for Class C, $3.92 for Class I, $5.57 for Class R4, $4.20 for Class R5 and $6.29 for Class W; the hypothetical expenses paid would have been $5.83 for Class A, $9.65 for Class B, $9.65 for Class C, $3.64 for Class I, $5.17 for Class R4, $3.89 for Class R5 and $5.83 for Class W.
(e)	Based on the actual return for the period from September 27, 2010 (when shares became available) to January 31, 2011 of +12.81% for Class Z.

10  COLUMBIA LARGE CORE QUANTITATIVE FUND — 2011 SEMIANNUAL REPORT

Portfolio of Investments
January 31, 2011 (Unaudited)
(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks (98.9%)

CONSUMER DISCRETIONARY (9.4%)

Automobiles (0.1%)
Ford Motor Co.(a)(b)	165,462	$2,639,119

Diversified Consumer Services (0.1%)
Apollo Group, Inc., Class A(b)	95,703	3,949,663

Internet & Catalog Retail (0.8%)
priceline.com, Inc.(a)(b)	69,608	29,828,420

Media (1.8%)
DIRECTV, Class A(b)	1,005,100	42,606,189
McGraw-Hill Companies, Inc. (The)	76,034	2,963,805
Time Warner Cable, Inc.	130,802	8,872,300
Viacom, Inc., Class B	315,058	13,090,660

Total		67,532,954

Multiline Retail (1.2%)
Family Dollar Stores, Inc.	987,849	41,963,826
Macy’s, Inc.	177,382	4,106,393

Total		46,070,219

Specialty Retail (4.3%)
AutoZone, Inc.(a)(b)	151,900	38,511,207
Best Buy Co., Inc.	244,864	8,325,376
GameStop Corp., Class A(a)(b)	765,223	16,123,249
Limited Brands, Inc.	1,680,119	49,126,679
Ross Stores, Inc.(a)	435,476	28,393,035
TJX Companies, Inc.	450,240	21,336,874

Total		161,816,420

Textiles, Apparel & Luxury Goods (1.1%)
Coach, Inc.	433,639	23,455,533
Nike, Inc., Class B(a)	209,579	17,286,076

Total		40,741,609

TOTAL CONSUMER DISCRETIONARY		352,578,404

CONSUMER STAPLES (9.8%)

Beverages (1.2%)
Coca-Cola Co. (The)	690,454	43,395,034

Food & Staples Retailing (3.2%)
Wal-Mart Stores, Inc.(a)	1,932,392	108,349,219
Walgreen Co.(a)	342,190	13,838,164

Total		122,187,383

Food Products (1.3%)
Hershey Co. (The)(a)	888,484	41,483,318
Hormel Foods Corp.(a)	160,804	7,943,718

Total		49,427,036

Household Products (0.3%)
Kimberly-Clark Corp.	152,900	9,897,217

Tobacco (3.8%)
Altria Group, Inc.	1,108,384	26,058,108
Lorillard, Inc.(a)	267,800	20,149,272
Philip Morris International, Inc.(a)	1,678,419	96,072,703

Total		142,280,083

TOTAL CONSUMER STAPLES		367,186,753

ENERGY (12.6%)

Energy Equipment & Services (2.2%)
National Oilwell Varco, Inc.	1,119,882	82,759,280

Oil, Gas & Consumable Fuels (10.4%)
Apache Corp.(a)	718,796	85,795,491
Chevron Corp.	1,152,421	109,399,325
ConocoPhillips(a)	1,532,882	109,539,748
Exxon Mobil Corp.	896,487	72,328,571
Marathon Oil Corp.	309,733	14,154,798

Total		391,217,933

TOTAL ENERGY		473,977,213

FINANCIALS (15.9%)

Capital Markets (1.2%)
Franklin Resources, Inc.	205,911	24,843,162
Goldman Sachs Group, Inc. (The)	122,049	19,969,658
T Rowe Price Group, Inc.(a)	28,175	1,857,296

Total		46,670,116

Commercial Banks (1.4%)
Fifth Third Bancorp(a)	2,629,835	39,105,646
KeyCorp	1,409,210	12,541,969

Total		51,647,615

See accompanying Notes to Financial Statements.

COLUMBIA LARGE CORE QUANTITATIVE FUND — 2011 SEMIANNUAL REPORT  11

Portfolio of Investments (continued)

Issuer	Shares	Value

Common Stocks (continued)

FINANCIALS (CONT.)
Consumer Finance (2.7%)
Capital One Financial Corp.(a)	1,486,300	$71,580,208
Discover Financial Services	1,090,868	22,460,972
SLM Corp.(b)	629,905	9,076,931

Total		103,118,111

Diversified Financial Services (4.8%)
Citigroup, Inc.(b)	21,816,614	105,156,080
JPMorgan Chase & Co.	1,268,400	57,001,896
NASDAQ OMX Group, Inc. (The)(b)	140,000	3,427,200
NYSE Euronext	435,800	13,862,798

Total		179,447,974

Insurance (4.4%)
Aflac, Inc.	473,999	27,292,862
Allstate Corp. (The)	613,585	19,107,037
AON Corp.(a)	625,221	28,597,609
Hartford Financial Services Group, Inc.(a)	1,810,343	50,291,329
Lincoln National Corp.(a)	397,673	11,468,889
Torchmark Corp.(a)	209,638	13,060,447
Travelers Companies, Inc. (The)(a)	253,905	14,284,695

Total		164,102,868

Real Estate Investment Trusts (REITs) (1.4%)
Apartment Investment & Management Co., Class A	791,500	20,230,740
Equity Residential(a)	89,798	4,866,154
Simon Property Group, Inc.	276,830	28,084,403

Total		53,181,297

TOTAL FINANCIALS		598,167,981

HEALTH CARE (10.4%)

Biotechnology (2.0%)
Amgen, Inc.(b)	315,073	17,354,221
Biogen Idec, Inc.(a)(b)	306,100	20,040,367
Cephalon, Inc.(a)(b)	86,619	5,117,450
Gilead Sciences, Inc.(b)	849,300	32,596,134

Total		75,108,172

Health Care Equipment & Supplies (0.1%)
Becton Dickinson and Co.(a)	44,841	3,719,561
CR Bard, Inc.(a)	1,079	101,804
Varian Medical Systems, Inc.(a)(b)	27,347	1,847,837

Total		5,669,202

Health Care Providers & Services (2.9%)
Aetna, Inc.	156,945	5,169,768
Cardinal Health, Inc.	133,752	5,552,046
Laboratory Corp. of America Holdings(b)	48,300	4,342,653
UnitedHealth Group, Inc.	2,270,340	93,197,457

Total		108,261,924

Pharmaceuticals (5.4%)
Abbott Laboratories	1,020,912	46,104,386
Eli Lilly & Co.(a)	1,954,473	67,957,026
Forest Laboratories, Inc.(b)	424,458	13,693,015
Johnson & Johnson(a)	913,887	54,623,026
Merck & Co., Inc.	612,929	20,330,855

Total		202,708,308

TOTAL HEALTH CARE		391,747,606

INDUSTRIALS (11.4%)

Aerospace & Defense (4.8%)
General Dynamics Corp.	287,791	21,699,442
Lockheed Martin Corp.(a)	752,590	59,906,164
Northrop Grumman Corp.(a)	286,137	19,829,294
Raytheon Co.	799,584	39,971,204
United Technologies Corp.	501,091	40,738,698

Total		182,144,802

Air Freight & Logistics (1.0%)
United Parcel Service, Inc., Class B(a)	538,745	38,584,917

Commercial Services & Supplies (0.9%)
Pitney Bowes, Inc.(a)	192,737	4,679,654
RR Donnelley & Sons Co.	1,581,173	28,018,386

Total		32,698,040

Electrical Equipment (0.6%)
Emerson Electric Co.	375,370	22,101,786

See accompanying Notes to Financial Statements.

12  COLUMBIA LARGE CORE QUANTITATIVE FUND — 2011 SEMIANNUAL REPORT

Issuer	Shares	Value

Common Stocks (continued)

INDUSTRIALS (CONT.)
Industrial Conglomerates (2.8%)
General Electric Co.	5,324,607	$107,237,585

Machinery (0.2%)
Eaton Corp.	61,874	6,679,917

Professional Services (0.5%)
Dun & Bradstreet Corp.(a)	220,500	18,731,475

Road & Rail (0.1%)
Ryder System, Inc.	97,082	4,667,702

Trading Companies & Distributors (0.5%)
WW Grainger, Inc.(a)	131,200	17,248,864

TOTAL INDUSTRIALS		430,095,088

INFORMATION TECHNOLOGY (19.0%)

Computers & Peripherals (8.0%)
Apple, Inc.(b)	508,871	172,670,107
Dell, Inc.(b)	505,363	6,650,577
Hewlett-Packard Co.	604,733	27,630,251
Lexmark International, Inc., Class A(a)(b)	755,294	26,314,443
SanDisk Corp.(b)	1,462,500	66,353,625
Western Digital Corp.(b)	68,500	2,330,370

Total		301,949,373

IT Services (4.1%)
IBM Corp.(a)(c)	878,881	142,378,722
Teradata Corp.(b)	282,700	12,153,273

Total		154,531,995

Semiconductors & Semiconductor Equipment (3.1%)
Intel Corp.	1,271,200	27,279,952
Texas Instruments, Inc.(a)	2,573,515	87,267,894

Total		114,547,846

Software (3.8%)
Microsoft Corp.(a)	5,093,970	141,230,318

TOTAL INFORMATION TECHNOLOGY		712,259,532

MATERIALS (3.8%)

Chemicals (1.4%)
Eastman Chemical Co.(a)	365,780	33,966,331
International Flavors & Fragrances, Inc.	38,935	2,221,241
PPG Industries, Inc.	186,760	15,740,133

Total		51,927,705

Metals & Mining (2.4%)
Freeport-McMoRan Copper & Gold, Inc.	332,965	36,209,944
Newmont Mining Corp.	968,255	53,321,803

Total		89,531,747

TOTAL MATERIALS		141,459,452

TELECOMMUNICATION SERVICES (3.3%)

Diversified Telecommunication Services (3.3%)
AT&T, Inc.	2,306,900	63,485,888
Verizon Communications, Inc.(a)	1,670,074	59,488,036

Total		122,973,924

TOTAL TELECOMMUNICATION SERVICES		122,973,924

UTILITIES (3.3%)

Electric Utilities (2.4%)
Edison International	180,313	6,541,756
Entergy Corp.	192,400	13,885,508
Exelon Corp.(a)	1,627,465	69,183,537

Total		89,610,801

Multi-Utilities (0.9%)
Public Service Enterprise Group, Inc.(a)	1,068,069	34,637,477

TOTAL UTILITIES		124,248,278

Total Common Stocks
(Cost: $3,174,942,166)		$3,714,694,231

Money Market Fund (1.0%)

Columbia Short-Term Cash Fund, 0.218%(d)(e)	39,401,317	$39,401,317

Total Money Market Fund
(Cost: $39,401,317)		$39,401,317

See accompanying Notes to Financial Statements.

COLUMBIA LARGE CORE QUANTITATIVE FUND — 2011 SEMIANNUAL REPORT  13

Portfolio of Investments (continued)

	Effective	Par/
Issuer	yield	principal	Value

Investments of Cash Collateral Received for Securities on Loan (22.5%)

Asset-Backed Commercial Paper (0.9%)
Ebbets Funding LLC
02/11/11	0.480%	$7,996,587	$7,996,587
Royal Park Investments Funding Corp.
03/08/11	0.410%	9,990,433	9,990,433
03/14/11	0.601%	9,990,000	9,990,000
03/21/11	0.451%	3,995,300	3,995,300

Total			31,972,320

Certificates of Deposit (16.5%)
BRED Banque Populaire
02/01/11	0.540%	4,990,792	4,990,792
Banco Popular Caisse d’Epargne
07/28/11	0.550%	5,000,000	5,000,000
Bank of Nova Scotia
05/12/11	0.260%	25,000,000	25,000,000
Banque et Caisse d’Epargne de l’Etat
02/16/11	0.305%	9,992,212	9,992,212
Barclays Bank PLC
03/18/11	0.390%	4,000,000	4,000,000
Canadian Imperial Bank
04/07/11	0.280%	15,000,000	15,000,000
Clydesdale Bank PLC
04/21/11	0.400%	5,000,000	5,000,000
Credit Agricole
04/21/11	0.400%	25,000,617	25,000,617
Credit Industrial et Commercial
03/07/11	0.400%	20,000,000	20,000,000
04/04/11	0.500%	10,000,000	10,000,000
Credit Suisse
04/15/11	0.280%	12,000,000	12,000,000
DZ Bank AG
02/10/11	0.400%	10,000,000	10,000,000
03/07/11	0.350%	7,000,000	7,000,000
03/18/11	0.355%	9,994,185	9,994,185
03/21/11	0.365%	12,698,505	12,698,505
Den Danske Bank
02/01/11	0.250%	20,000,000	20,000,000
Deutsche Bank AG
07/08/11	0.360%	25,000,000	25,000,000
Development Bank of Singapore Ltd.
02/17/11	0.300%	10,000,000	10,000,000
Erste Bank der Oesterreichischen Sparkassen AG
02/07/11	0.430%	10,000,000	10,000,000
02/22/11	0.400%	10,000,000	10,000,000
Hong Kong Shanghai Bank Corp., Ltd.
02/01/11	0.250%	10,000,000	10,000,000
02/02/11	0.250%	8,000,000	8,000,000
KBC Bank NV
02/07/11	0.450%	20,000,000	20,000,000
02/22/11	0.450%	15,000,000	15,000,000
La Banque Postale
02/17/11	0.365%	10,000,000	10,000,000
N.V. Bank Nederlandse Gemeenten
02/04/11	0.330%	10,000,000	10,000,000
04/27/11	0.380%	20,000,000	20,000,000
National Australia Bank Ltd.
03/17/11	0.311%	25,000,000	25,000,000
National Bank of Canada
03/21/11	0.380%	21,000,000	21,000,000
Natixis
04/07/11	0.503%	25,000,000	25,000,000
Norinchukin Bank
02/14/11	0.330%	10,000,000	10,000,000
04/25/11	0.340%	15,000,000	15,000,000
Nykredit Bank
02/14/11	0.520%	10,000,000	10,000,000
02/18/11	0.500%	10,000,000	10,000,000
02/23/11	0.500%	13,500,000	13,500,000
Overseas Chinese Banking Corp.
04/12/11	0.400%	10,000,000	10,000,000
Rabobank Group
04/27/11	0.310%	25,000,000	25,000,000
Royal Bank of Scotland
02/01/11	0.220%	10,000,000	10,000,000
Societe Generale
02/01/11	0.295%	15,000,000	15,000,000
02/17/11	0.310%	14,988,126	14,988,126
Standard Chartered Bank PLC
05/05/11	0.350%	10,000,000	10,000,000
Sumitomo Mitsui Banking Corp.
04/14/11	0.330%	4,000,000	4,000,000
Sumitomo Trust & Banking Co., Ltd.
04/21/11	0.510%	10,000,000	10,000,000
The Bank of Tokyo-Mitsubishi UFJ, Ltd.
02/07/11	0.400%	10,000,000	10,000,000
Union Bank of Switzerland
04/18/11	0.341%	12,000,000	12,000,000
Westpac Banking Corp.
05/09/11	0.270%	25,000,000	25,000,000

Total			619,164,437

Commercial Paper (0.3%)
ASB Finance Ltd.
05/03/11	0.391%	12,975,495	12,975,495

See accompanying Notes to Financial Statements.

14  COLUMBIA LARGE CORE QUANTITATIVE FUND — 2011 SEMIANNUAL REPORT

	Effective	Par/
Issuer	yield	principal	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Other Short-Term Obligations (0.5%)
The Goldman Sachs Group, Inc.
04/14/11	0.350%	$10,000,000	$10,000,000
04/20/11	0.350%	10,000,000	10,000,000

Total			20,000,000

Repurchase Agreements (4.3%)
Barclays Capital, Inc.(f) dated 03-22-10, matures 03-03-11, repurchase price $20,007,750
	0.450%	20,000,000	20,000,000
dated 10-13-10, matures 03-03-11, repurchase price $20,006,028
	0.350%	20,000,000	20,000,000
Goldman Sachs & Co. dated 01-31-11, matures 02-01-11, repurchase price $5,374,693(f)
	0.220%	5,247,207	5,247,207
Merrill Lynch Pierce Fenner & Smith, Inc. dated 01-18-11, matures 04-18-11, repurchase price $10,008,128(f)
	0.380%	10,000,000	10,000,000
Natixis Financial Products, Inc. dated 01-31-11, matures 02-01-11, repurchase price $20,000,117(f)
	0.210%	20,000,000	20,000,000
Nomura Securities dated 01-31-11, matures 02-01-11, repurchase price $12,000,117(f)
	0.350%	12,000,000	12,000,000
Pershing LLC dated 01-31-11, matures 02-01-11, repurchase price $27,000,225(f)
	0.300%	27,000,000	27,000,000
RBS Securities, Inc.(f) dated 04-01-10, matures 03-07-11, repurchase price $25,010,938
	0.450%	25,000,000	25,000,000
dated 08/18/10, matures 03/07/11, repurchase price $5,001,701
	0.350%	5,000,000	5,000,000
dated 01-31-11, matures 02-01-11, repurchase price $18,000,175
	0.350%	18,000,000	18,000,000

Total			162,247,207

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $846,359,459)			$846,359,459

Total Investments
(Cost: $4,060,702,942)			$4,600,455,007
Other Assets & Liabilities, Net			(843,759,391)

Net Assets			$3,756,695,616

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.

Investments in Derivatives
Futures Contracts Outstanding at January 31, 2011

	Number of
	contracts	Notional	Expiration	Unrealized	Unrealized
Contract description	long (short)	market value	date	appreciation	depreciation
S&P 500 Index	127	$40,716,200	March 2011	$508,745	$—

See accompanying Notes to Financial Statements.

COLUMBIA LARGE CORE QUANTITATIVE FUND — 2011 SEMIANNUAL REPORT  15

Portfolio of Investments (continued)

Notes to Portfolio of Investments

(a)	At January 31, 2011, security was partially or fully on loan.

(b)	Non-income producing.

(c)	At January 31, 2011, investments in securities included securities valued at $9,946,800 that were partially pledged as collateral to cover initial margin deposits on open stock index futures contracts.

(d)	Investments in affiliates during the period ended January 31, 2011:

			Sales cost/			Dividends
	Beginning	Purchase	proceeds	Realized	Ending	or interest
Issuer	cost	cost	from sales	gain/loss	cost	income	Value
Columbia Short-Term Cash Fund	$27,183,889	$287,127,054	$(274,909,626)	$—	$39,401,317	$47,221	$39,401,317

(e)	The rate shown is the seven-day current annualized yield at January 31, 2011.

(f)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Barclays Capital, Inc. (0.450%)
Security description	Value
BCRR Trust	$936,916
Bear Stearns Commercial Mortgage Securities	3,739,303
Citigroup Commercial Mortgage Trust	1,339,383
Granite Master Issuer PLC	5,514,723
GS Mortgage Securities Corp II	2,093,696
Merrill Lynch Mortgage Trust	56,147
Morgan Stanley Dean Witter Capital I	1,169,080
Morgan Stanley Reremic Trust	869,964
Paragon Mortgages PLC	3,138,306
Permanent Master Issuer PLC	1,067,385
Wachovia Bank Commercial Mortgage Trust	1,075,097

Total market value of collateral securities	$21,000,000

See accompanying Notes to Financial Statements.

16  COLUMBIA LARGE CORE QUANTITATIVE FUND — 2011 SEMIANNUAL REPORT

Notes to Portfolio of Investments (continued)

Barclays Capital, Inc. (0.350%)
Security description	Value
Archer Daniels	$74,293
Australia & New Zealand Bank Group	550,567
Banco Bilbao Vizcaya	636,042
BP Capital Markets PLC	996,788
BPCE	1,319,631
Caisse Centrale	1,133,089
Danske Corp	1,336,451
Electricite De France	1,449,162
Erste Finance (De) LLC	1,106,167
Export Development Corp	399,879
Golden Funding Corp	71,995
International Business Mach Corp	89,318
John Deere Capital Co	66,333
John Deere Credit Ltd	79,997
Kells Funding LLC	946,137
Prudential PLC	359,004
Royal Park Investments	985,578
Santander	1,326,667
Silver Tower US Fund	473,269
Societe Generale	4,733,228
Swedbank	1,999,946
Wal-Mart Stores Inc	866,459

Total market value of collateral securities	$21,000,000

Goldman Sachs & Co. (0.220%)
Security description	Value
Government National Mortgage Association	$5,352,151

Total market value of collateral securities	$5,352,151

Merrill Lynch Pierce Fenner & Smith, Inc. (0.380%)
Security description	Value
Cancara Asset Securitization Ltd	$1,407,705
Louis Dreyfus Commodities	474,751
Market St Funding Corp	4,414,071
Nestle Cap Corp	1,423,167
Rabobank USA Financial Co	2,780,306

Total market value of collateral securities	$10,500,000

See accompanying Notes to Financial Statements.

COLUMBIA LARGE CORE QUANTITATIVE FUND — 2011 SEMIANNUAL REPORT  17

Portfolio of Investments (continued)

Notes to Portfolio of Investments (continued)

Natixis Financial Products, Inc. (0.210%)
Security description	Value
Fannie Mae Interest Strip	$901,897
Fannie Mae Pool	81,016
Fannie Mae REMICS	7,094,926
Freddie Mac Gold Pool	70,232
Freddie Mac Non Gold Pool	119,338
Freddie Mac REMICS	9,678,796
Freddie Mac Strips	784,928
United States Treasury Note/Bond	1,668,986

Total market value of collateral securities	$20,400,119

Nomura Securities (0.350%)
Security description	Value
AEP Texas Central Transition Funding LLC	$11,107
Ally Auto Receivables Trust	84,215
American Express Credit Account Master Trust	330,100
AmeriCredit Automobile Receivables Trust	482,907
Ameriquest Mortgage Securities Inc	772
Asset Securitization Corp	8,542
Atlantic City Electric Transition Funding LLC	187,437
Banc of America Commercial Mortgage Inc	1,638,812
Bayview Commercial Asset Trust	21,443
BMW Vehicle Lease Trust	946,358
Capital Auto Receivables Asset Trust	6,755
Capital One Multi-Asset Execution Trust	92,713
CarMax Auto Owner Trust	192,194
CenterPoint Energy Transition Bond Co LLC	196,289
Chase Issuance Trust	82,807
Citibank Credit Card Issuance Trust	236,077
Citigroup/Deutsche Bank Commercial Mortgage Trust	289,689
CNH Equipment Trust	79,865
Commercial Mortgage Asset Trust	8,342
Commercial Mortgage Pass Through Certificates	104,373
Countrywide Alternative Loan Trust	8,808
Countrywide Home Loan Mortgage Pass Through Trust	18,484
Credit Suisse First Boston Mortgage Securities Corp	301,676
Entergy Gulf States Reconstruction Funding LLC	207,347
Ford Credit Auto Owner Trust	1,315,651
GS Mortgage Securities Corp II	272,843
Harley-Davidson Motorcycle Trust	234,394
Honda Auto Receivables Owner Trust	99,591
Impac CMB Trust	15,558

See accompanying Notes to Financial Statements.

18  COLUMBIA LARGE CORE QUANTITATIVE FUND — 2011 SEMIANNUAL REPORT

Notes to Portfolio of Investments (continued)

Nomura Securities (0.350%) (continued)
Security description	Value
JP Morgan Chase Commercial Mortgage Securities Corp	$598,337
LB-UBS Commercial Mortgage Trust	303,468
MBNA Credit Card Master Note Trust	456,737
Merrill Lynch Mortgage Trust	1,710
Merrill Lynch/Countrywide Commercial Mortgage Trust	14,519
Morgan Stanley Dean Witter Capital I	1,667
Nelnet Student Loan Trust	14,722
PG&E Energy Recovery Funding LLC	329,560
Public Service New Hampshire Funding LLC	16,538
SLC Student Loan Trust	310,426
SLM Student Loan Trust	1,675,617
Structured Asset Securities Corp	650,387
Toyota Auto Receivables Owner Trust	43,130
Wachovia Auto Loan Owner Trust	726
Wachovia Bank Commercial Mortgage Trust	649,797
World Omni Auto Receivables Trust	57,510

Total market value of collateral securities	$12,600,000

Pershing LLC (0.300%)
Security description	Value
Fannie Mae Pool	$4,122,749
Fannie Mae REMICS	4,278,804
Federal Farm Credit Bank	430,173
Federal Home Loan Banks	251,409
Federal Home Loan Mortgage Corp	36,116
Federal National Mortgage Association	125,554
Freddie Mac Gold Pool	1,132,933
Freddie Mac Non Gold Pool	162,143
Freddie Mac REMICS	3,913,523
Ginnie Mae I Pool	703,689
Ginnie Mae II Pool	804,183
Government National Mortgage Association	11,548,274
United States Treasury Note/Bond	10,440
United States Treasury Strip Principal	20,010

Total market value of collateral securities	$27,540,000

See accompanying Notes to Financial Statements.

COLUMBIA LARGE CORE QUANTITATIVE FUND — 2011 SEMIANNUAL REPORT  19

Portfolio of Investments (continued)

Notes to Portfolio of Investments (continued)

RBS Securities, Inc. (0.450%)
Security description	Value
Adjustable Rate Mortgage Trust	$2,489
Ally Auto Receivables Trust	99,988
American Express Credit Account Master Trust	339,778
American Home Mortgage Investment Trust	554,129
Amortizing Residential Collateral Trust	577
Banc of America Commercial Mortgage Inc	216,808
Banc of America Large Loan Inc	1,284,220
Bear Stearns Commercial Mortgage Securities	194,861
CarMax Auto Owner Trust	907
Caterpillar Financial Asset Trust	41,151
CC Mortgage Funding Corp	167,721
Chesapeake Funding LLC	6,179,385
Citigroup/Deutsche Bank Commercial Mortgage Trust	388,871
CNH Equipment Trust	5,919
Commercial Mortgage Pass Through Certificates	9,285
Countrywide Home Loan Mortgage Pass Through Trust	132,252
Credit Suisse First Boston Mortgage Securities Corp	389,384
Credit Suisse Mortgage Capital Certificates	570,464
First Republic Mortgage Loan Trust	625,871
Ford Credit Floorplan Master Owner Trust	1,093,521
Greenwich Capital Commercial Funding Corp	1,099,212
GS Mortgage Securities Corp II	441,149
Honda Auto Receivables Owner Trust	168,051
John Deere Owner Trust	224,566
JP Morgan Chase Commercial Mortgage Securities Corp	1,287,433
LB-UBS Commercial Mortgage Trust	342,163
Marriott Vacation Club Owner Trust	42,017
Mastr Adjustable Rate Mortgages Trust	885,317
Morgan Stanley ABS Capital I	405,707
Morgan Stanley Capital I	400,112
Morgan Stanley Dean Witter Capital I	389,057
Nissan Auto Receivables Owner Trust	7,944
Salomon Brothers Mortgage Securities VII Inc	18,244
Sequoia Mortgage Trust	13,103
Structured Asset Securities Corp	5,927
USAA Auto Owner Trust	3,886
Volkswagen Auto Lease Trust	126,784
Volkswagen Auto Loan Enhanced Trust	3,835
Wachovia Bank Commercial Mortgage Trust	4,899,826
WaMu Mortgage Pass Through Certificates	3,188,511

Total market value of collateral securities	$26,250,425

See accompanying Notes to Financial Statements.

20  COLUMBIA LARGE CORE QUANTITATIVE FUND — 2011 SEMIANNUAL REPORT

Notes to Portfolio of Investments (continued)

RBS Securities, Inc. (0.350%)
Security description	Value
Fannie Mae REMICS	$288,830
Government National Mortgage Association	4,811,198

Total market value of collateral securities	$5,100,028

RBS Securities, Inc. (0.350%)
Security description	Value
Amortizing Residential Collateral Trust	$655,793
Ginnie Mae I Pool	9,358,549
Ginnie Mae II Pool	3,784,202
GS Mortgage Securities Corp II	600,328
HSBC Home Equity Loan Trust	1,660,481
Merrill Lynch/Countrywide Commercial Mortgage Trust	1,830,064
Renaissance Home Equity Loan Trust	225,612
Structured Asset Investment Loan Trust	135,148
Wells Fargo Home Equity Trust	263,358

Total market value of collateral securities	$18,513,535

See accompanying Notes to Financial Statements.

COLUMBIA LARGE CORE QUANTITATIVE FUND — 2011 SEMIANNUAL REPORT  21

Portfolio of Investments (continued)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

See accompanying Notes to Financial Statements.

22  COLUMBIA LARGE CORE QUANTITATIVE FUND — 2011 SEMIANNUAL REPORT

Fair Value Measurements (continued)

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of January 31, 2011:

	Fair value at January 31, 2011
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets(b)	inputs	inputs	Total
Equity Securities
Common Stocks
Consumer Discretionary	$352,578,404	$—	$—	$352,578,404
Consumer Staples	367,186,753	—	—	367,186,753
Energy	473,977,213	—	—	473,977,213
Financials	598,167,981	—	—	598,167,981
Health Care	391,747,606	—	—	391,747,606
Industrials	430,095,088	—	—	430,095,088
Information Technology	712,259,532	—	—	712,259,532
Materials	141,459,452	—	—	141,459,452
Telecommunication Services	122,973,924	—	—	122,973,924
Utilities	124,248,278	—	—	124,248,278

Total Equity Securities	3,714,694,231	—	—	3,714,694,231

Other
Affiliated Money Market Fund(c)	39,401,317	—	—	39,401,317
Investments of Cash Collateral Received for Securities on Loan	—	846,359,459	—	846,359,459

Total Other	39,401,317	846,359,459	—	885,760,776

Investments in Securities	3,754,095,548	846,359,459	—	4,600,455,007
Derivatives(d)
Assets
Futures Contracts	508,745	—	—	508,745

Total	$3,754,604,293	$846,359,459	$—	$4,600,963,752

See accompanying Notes to Financial Statements.

COLUMBIA LARGE CORE QUANTITATIVE FUND — 2011 SEMIANNUAL REPORT  23

Portfolio of Investments (continued)

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at January 31, 2011.

(d)	Derivative instruments are valued at unrealized appreciation (depreciation).

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

See accompanying Notes to Financial Statements.

24  COLUMBIA LARGE CORE QUANTITATIVE FUND — 2011 SEMIANNUAL REPORT

Statement of Assets and Liabilities
January 31, 2011 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers* (identified cost $3,174,942,166)	$3,714,694,231
Affiliated issuers (identified cost $39,401,317)	39,401,317
Investment of cash collateral received for securities on loan (identified cost $846,359,459)	846,359,459

Total investments (identified cost $4,060,702,942)	4,600,455,007
Receivable for:
Capital shares sold	884,280
Investments sold	1,903,972
Dividends	3,892,897
Interest	95,570
Reclaims	60,558
Variation margin on futures contracts	386,950
Expense reimbursement due from Investment Manager	21,417
Other assets	22,506
Receivable for equity-linked notes (Note 8)	450,820

Total assets	4,608,173,977

Liabilities
Due upon return of securities on loan	846,359,459
Payable for:
Capital shares purchased	4,103,844
Investment management fees	173,517
Distribution fees	77,643
Transfer agent fees	229,914
Administration fees	15,363
Plan administration fees	3,477
Other expenses	515,144

Total liabilities	851,478,361

Net assets applicable to outstanding capital stock	$3,756,695,616

COLUMBIA LARGE CORE QUANTITATIVE FUND — 2011 SEMIANNUAL REPORT  25

Statement of Assets and Liabilities (continued)
January 31, 2011 (Unaudited)

Represented by
Paid-in capital	$5,733,034,299
Excess of distributions over net investment income	(296,281)
Accumulated net realized loss	(2,516,508,666)
Unrealized appreciation (depreciation) on:
Investments	539,752,065
Foreign currency translations	1,351
Futures contracts	508,745
Receivables for equity-linked notes	204,103

Total — representing net assets applicable to outstanding capital stock	$3,756,695,616

*Value of securities on loan	$833,763,645

Net assets
Class A	$2,900,140,259
Class B	$160,561,990
Class C	$24,156,171
Class I	$314,602,660
Class R	$2,860,492
Class R4	$170,577,257
Class R5	$29,412,953
Class W	$154,381,043
Class Z	$2,791
Shares outstanding
Class A	523,930,060
Class B	29,107,297
Class C	4,422,192
Class I	56,552,063
Class R	516,644
Class R4	30,706,133
Class R5	5,309,094
Class W	27,753,866
Class Z	502
Net asset value per share
Class A(a)	$5.54
Class B	$5.52
Class C	$5.46
Class I	$5.56
Class R	$5.54
Class R4	$5.56
Class R5	$5.54
Class W	$5.56
Class Z	$5.56

(a)	The maximum offering price per share for Class A is $5.88. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

26  COLUMBIA LARGE CORE QUANTITATIVE FUND — 2011 SEMIANNUAL REPORT

Statement of Operations
Six months ended January 31, 2011 (Unaudited)

Net investment income
Income:
Dividends	$44,812,884
Interest	178
Dividends from affiliates	47,221
Income from securities lending — net	644,204
Foreign taxes withheld	(150,482)

Total income	45,354,005

Expenses:
Investment management fees	12,016,619
Distribution fees
Class A	3,524,520
Class B	791,185
Class C	115,868
Class R	5,997
Class R3	1
Class W	373,642
Transfer agent fees
Class A	3,179,130
Class B	183,794
Class C	26,371
Class R	2,151
Class R4	30,617
Class R5	5,930
Class W	348,177
Class Z	2
Administration fees	952,435
Plan administration fees
Class R	521
Class R3	1
Class R4	206,168
Compensation of board members	46,226
Custodian fees	34,905
Printing and postage fees	340,105
Registration fees	115,075
Professional fees	31,517
Other	133,185

Total expenses	22,464,142
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(1,326,266)

Total net expenses	21,137,876

Net investment income	24,216,129

COLUMBIA LARGE CORE QUANTITATIVE FUND — 2011 SEMIANNUAL REPORT  27

Statement of Operations (continued)
Six months ended January 31, 2011 (Unaudited)

Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	$159,379,037
Foreign currency transactions	49,546
Futures contracts	7,169,022

Net realized gain	166,597,605
Net change in unrealized appreciation (depreciation) on:
Investments	413,725,534
Foreign currency translations	(38,492)
Futures contracts	486,385
Receivables for equity-linked notes (Note 8)	60,558

Net change in unrealized appreciation	414,233,985

Net realized and unrealized gain	580,831,590

Net increase in net assets resulting from operations	$605,047,719

The accompanying Notes to Financial Statements are an integral part of this statement.

28  COLUMBIA LARGE CORE QUANTITATIVE FUND — 2011 SEMIANNUAL REPORT

Statements of Changes in Net Assets

	Six months ended	Year ended
	January 31, 2011	July 31, 2010
	(Unaudited)
Operations
Net investment income	$24,216,129	$44,295,307
Net realized gain (loss)	166,597,605	(136,144,579)
Net change in unrealized appreciation	414,233,985	518,165,657

Net increase in net assets resulting from operations	605,047,719	426,316,385

Distributions to shareholders from:
Net investment income
Class A	(19,008,026)	(46,395,739)
Class B	—	(2,071,740)
Class C	—	(237,652)
Class I	(3,373,722)	(13,083,100)
Class R	(10,590)	(17,934)
Class R3	—	(128)
Class R4	(1,315,233)	(3,996,938)
Class R5	(294,557)	(279,981)
Class W	—	(21,497,369)
Class Z	(28)	—

Total distributions to shareholders	(24,002,156)	(87,580,581)

Increase (decrease) in net assets from capital share transactions	(566,245,795)	1,546,158,982

Total increase in net assets	14,799,768	1,884,894,786
Net assets at beginning of period	3,741,895,848	1,857,001,062

Net assets at end of period	$3,756,695,616	$3,741,895,848

Excess of distributions over net investment income	$(296,281)	$(366,709)

	Six months ended
	January 31, 2011		Year ended
	(Unaudited)		July 31, 2010
	Shares	Dollars($)	Shares	Dollars($)
Capital stock activity
Class A shares
Subscriptions	5,458,579	28,077,851	10,784,504	51,073,321
Fund merger	—	—	481,393,025	2,145,265,006
Conversions from Class B	16,386	84,854	10,543,095	49,970,227
Distributions reinvested	3,344,981	17,929,100	9,418,377	43,353,611
Redemptions	(52,313,885)	(267,711,137)	(105,593,553)	(499,521,241)

Net increase (decrease)	(43,493,939)	(221,619,332)	406,545,448	1,790,140,924

COLUMBIA LARGE CORE QUANTITATIVE FUND — 2011 SEMIANNUAL REPORT  29

Statements of Changes in Net Assets (continued)

	Six months ended
	January 31, 2011		Year ended
	(Unaudited)		July 31, 2010
	Shares	Dollars($)	Shares	Dollars($)
Class B shares
Subscriptions	251,083	1,213,868	2,259,472	10,668,758
Fund merger	—	—	46,018,619	204,721,762
Distributions reinvested	—	—	439,252	2,051,626
Conversions to Class A	(16,490)	(84,854)	(10,610,109)	(49,970,227)
Redemptions	(3,682,265)	(18,407,015)	(9,206,091)	(43,428,507)

Net increase (decrease)	(3,447,672)	(17,278,001)	28,901,143	124,043,412

Class C shares
Subscriptions	275,781	1,415,293	578,648	2,714,874
Fund merger	—	—	4,760,196	20,969,821
Distributions reinvested	—	—	46,332	213,339
Redemptions	(567,729)	(2,869,615)	(1,167,803)	(5,468,056)

Net increase (decrease)	(291,948)	(1,454,322)	4,217,373	18,429,978

Class I shares
Subscriptions	2,892,754	14,932,194	10,321,219	49,322,036
Fund merger	—	—	8,392,835	37,568,585
Distributions reinvested	627,059	3,373,579	2,889,508	13,082,819
Redemptions	(12,824,087)	(66,816,534)	(32,395,788)	(151,534,615)

Net decrease	(9,304,274)	(48,510,761)	(10,792,226)	(51,561,175)

Class R shares
Subscriptions	124,543	663,578	169,630	808,574
Fund merger	—	—	420,791	1,877,697
Distributions reinvested	441	2,365	662	3,125
Redemptions	(71,616)	(364,388)	(128,468)	(607,266)

Net increase	53,368	301,555	462,615	2,082,130

Class R3 shares
Fund merger	—	—	612	2,732
Redemptions	(1,273)	(5,843)	—	—

Net increase (decrease)	(1,273)	(5,843)	612	2,732

Class R4 shares
Subscriptions	1,709,560	8,826,983	4,153,046	19,843,167
Fund merger	—	—	15,915,653	71,155,805
Distributions reinvested	244,463	1,315,211	877,433	3,996,912
Redemptions	(5,402,694)	(27,110,871)	(7,531,805)	(35,727,247)

Net increase (decrease)	(3,448,671)	(16,968,677)	13,414,327	59,268,637

30  COLUMBIA LARGE CORE QUANTITATIVE FUND — 2011 SEMIANNUAL REPORT

	Six months ended
	January 31, 2011		Year ended
	(Unaudited)		July 31, 2010
	Shares	Dollars($)	Shares	Dollars($)
Class R5 shares
Subscriptions	298,127	1,529,217	663,718	3,187,831
Fund merger	—	—	5,440,327	24,248,507
Distributions reinvested	54,941	294,486	59,413	279,835
Redemptions	(273,956)	(1,397,951)	(934,137)	(4,432,299)

Net increase	79,112	425,752	5,229,321	23,283,874

Class W shares
Subscriptions	5,090,163	26,379,222	17,173,271	80,620,665
Distributions reinvested	—	—	4,787,849	21,497,270
Redemptions	(56,378,408)	(287,517,888)	(112,043,210)	(521,649,465)

Net decrease	(51,288,245)	(261,138,666)	(90,082,090)	(419,531,530)

Class Z shares
Subscriptions	502	2,500	—	—

Net increase	502	2,500	—	—

Total net increase (decrease)	(111,143,040)	(566,245,795)	357,896,523	1,546,158,982

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA LARGE CORE QUANTITATIVE FUND — 2011 SEMIANNUAL REPORT  31

Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. For periods ended 2007 and after, per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

	Six months
	ended
	Jan. 31,		Year ended July 31,
	2011		2010	2009	2008	2007	2006
	(Unaudited)
Class A
Per share data
Net asset value, beginning of period	$4.74		$4.30	$5.88	$7.22	$6.74	$6.70

Income from investment operations:
Net investment income	.03		.05	.09	.09	.08	.06
Net realized and unrealized gain (loss) on investments	.81		.54	(1.47)	(1.00)	.97	.35

Total from investment operations	.84		.59	(1.38)	(.91)	1.05	.41

Less distributions to shareholders from:
Net investment income	(.04)		(.15)	(.05)	(.06)	(.06)	(.06)
Net realized gains	—		—	(.15)	(.37)	(.51)	(.31)

Total distributions to shareholders	(.04)		(.15)	(.20)	(.43)	(.57)	(.37)

Net asset value, end of period	$5.54		$4.74	$4.30	$5.88	$7.22	$6.74

Total return	17.66%		14.03%	(23.19% )	(13.40% )	15.92%	6.25%

Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	1.19%	(b)	1.15%	0.96%	0.96%	1.05%	1.05%

Net expenses after fees waived or expenses reimbursed(c)	1.12%	(b)	1.00%	0.95%	0.96%	1.03%	1.02%

Net investment income	1.26%	(b)	1.10%	2.11%	1.35%	1.13%	0.95%

Supplemental data
Net assets, end of period (in thousands)	$2,900,140		$2,688,843	$692,100	$1,067,409	$1,410,073	$1,367,876

Portfolio turnover	26%		75%	61%	58%	62%	137%

See accompanying Notes to Financial Highlights.

32  COLUMBIA LARGE CORE QUANTITATIVE FUND — 2011 SEMIANNUAL REPORT

	Six months
	ended
	Jan. 31,		Year ended July 31,
	2011		2010	2009	2008	2007	2006
	(Unaudited)
Class B
Per share data
Net asset value, beginning of period	$4.71		$4.27	$5.80	$7.12	$6.65	$6.62

Income from investment operations:
Net investment income	.01		.01	.06	.04	.03	.01
Net realized and unrealized gain (loss) on investments	.80		.54	(1.44)	(.99)	.96	.34

Total from investment operations	.81		.55	(1.38)	(.95)	.99	.35

Less distributions to shareholders from:
Net investment income	—		(.11)	—	—	(.01)	(.01)
Net realized gains	—		—	(.15)	(.37)	(.51)	(.31)

Total distributions to shareholders	—		(.11)	(.15)	(.37)	(.52)	(.32)

Net asset value, end of period	$5.52		$4.71	$4.27	$5.80	$7.12	$6.65

Total return	17.20%		13.03%	(23.68% )	(14.07% )	15.18%	5.42%

Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	1.95%	(b)	1.93%	1.73%	1.72%	1.82%	1.85%

Net expenses after fees waived or expenses reimbursed(c)	1.87%	(b)	1.78%	1.71%	1.72%	1.79%	1.82%

Net investment income	0.50%	(b)	0.29%	1.35%	0.59%	0.37%	0.20%

Supplemental data
Net assets, end of period (in thousands)	$160,562		$153,326	$15,588	$35,383	$62,091	$73,444

Portfolio turnover	26%		75%	61%	58%	62%	137%

See accompanying Notes to Financial Highlights.

COLUMBIA LARGE CORE QUANTITATIVE FUND — 2011 SEMIANNUAL REPORT  33

Financial Highlights (continued)

	Six months
	ended
	Jan. 31,		Year ended July 31,
	2011		2010	2009	2008	2007	2006
	(Unaudited)
Class C
Per share data
Net asset value, beginning of period	$4.66		$4.24	$5.78	$7.11	$6.65	$6.62

Income from investment operations:
Net investment income	.01		.01	.06	.04	.03	.01
Net realized and unrealized gain (loss) on investments	.79		.53	(1.44)	(.99)	.96	.35

Total from investment operations	.80		.54	(1.38)	(.95)	.99	.36

Less distributions to shareholders from:
Net investment income	—		(.12)	(.01)	(.01)	(.02)	(.02)
Net realized gains	—		—	(.15)	(.37)	(.51)	(.31)

Total distributions to shareholders	—		(.12)	(.16)	(.38)	(.53)	(.33)

Net asset value, end of period	$5.46		$4.66	$4.24	$5.78	$7.11	$6.65

Total return	17.17%		12.97%	(23.66% )	(14.11% )	15.14%	5.51%

Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	1.95%	(b)	1.92%	1.72%	1.72%	1.81%	1.84%

Net expenses after fees waived or expenses reimbursed(c)	1.87%	(b)	1.77%	1.71%	1.72%	1.79%	1.81%

Net investment income	0.51%	(b)	0.31%	1.35%	0.59%	0.36%	0.20%

Supplemental data
Net assets, end of period (in thousands)	$24,156		$21,982	$2,105	$2,788	$3,323	$2,713

Portfolio turnover	26%		75%	61%	58%	62%	137%

See accompanying Notes to Financial Highlights.

34  COLUMBIA LARGE CORE QUANTITATIVE FUND — 2011 SEMIANNUAL REPORT

	Six months
	ended
	Jan. 31,		Year ended July 31,
	2011		2010	2009	2008	2007	2006
	(Unaudited)
Class I
Per share data
Net asset value, beginning of period	$4.77		$4.33	$5.93	$7.27	$6.78	$6.73

Income from investment operations:
Net investment income	.04		.08	.11	.11	.11	.08
Net realized and unrealized gain (loss) on investments	.81		.53	(1.49)	(.99)	.97	.36

Total from investment operations	.85		.61	(1.38)	(.88)	1.08	.44

Less distributions to shareholders from:
Net investment income	(.06)		(.17)	(.07)	(.09)	(.08)	(.08)
Net realized gains	—		—	(.15)	(.37)	(.51)	(.31)

Total distributions to shareholders	(.06)		(.17)	(.22)	(.46)	(.59)	(.39)

Net asset value, end of period	$5.56		$4.77	$4.33	$5.93	$7.27	$6.78

Total return	17.83%		14.38%	(22.90% )	(12.98% )	16.29%	6.73%

Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	0.72%	(b)	0.61%	0.56%	0.61%	0.70%	0.72%

Net expenses after fees waived or expenses reimbursed(c)	0.68%	(b)	0.54%	0.56%	0.61%	0.67%	0.70%

Net investment income	1.69%	(b)	1.66%	2.51%	1.69%	1.47%	1.41%

Supplemental data
Net assets, end of period (in thousands)	$314,603		$314,251	$331,847	$391,425	$441,407	$252,290

Portfolio turnover	26%		75%	61%	58%	62%	137%

See accompanying Notes to Financial Highlights.

COLUMBIA LARGE CORE QUANTITATIVE FUND — 2011 SEMIANNUAL REPORT  35

Financial Highlights (continued)

	Six months
	ended
	Jan. 31,		Year ended July 31,
	2011		2010	2009	2008	2007(d)
	(Unaudited)
Class R(e)
Per share data
Net asset value, beginning of period	$4.73		$4.30	$5.88	$7.21	$7.57

Income from investment operations:
Net investment income	.03		.03	.08	.08	.03
Net realized and unrealized gain (loss) on investments	.80		.54	(1.47)	(1.00)	.20

Total from investment operations	.83		.57	(1.39)	(.92)	.23

Less distributions to shareholders from:
Net investment income	(.02)		(.14)	(.04)	(.04)	(.08)
Net realized gains	—		—	(.15)	(.37)	(.51)

Total distributions to shareholders	(.02)		(.14)	(.19)	(.41)	(.59)

Net asset value, end of period	$5.54		$4.73	$4.30	$5.88	$7.21

Total return	17.63%		13.43%	(23.30% )	(13.51% )	3.31%

Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	1.44%	(b)	1.43%	1.32%	1.41%	1.49%	(b)

Net expenses after fees waived or expenses reimbursed(c)	1.38%	(b)	1.36%	1.16%	1.16%	1.48%	(b)

Net investment income	0.98%	(b)	0.71%	1.92%	1.15%	0.55%	(b)

Supplemental data
Net assets, end of period (in thousands)	$2,860		$2,194	$3	$4	$5

Portfolio turnover	26%		75%	61%	58%	62%

See accompanying Notes to Financial Highlights.

36  COLUMBIA LARGE CORE QUANTITATIVE FUND — 2011 SEMIANNUAL REPORT

	Six months
	ended
	Jan. 31,		Year ended July 31,
	2011		2010	2009	2008	2007	2006
	(Unaudited)
Class R4
Per share data
Net asset value, beginning of period	$4.76		$4.32	$5.91	$7.25	$6.76	$6.71

Income from investment operations:
Net investment income	.04		.06	.10	.10	.09	.07
Net realized and unrealized gain (loss) on investments	.80		.54	(1.48)	(1.00)	.98	.36

Total from investment operations	.84		.60	(1.38)	(.90)	1.07	.43

Less distributions to shareholders from:
Net investment income	(.04)		(.16)	(.06)	(.07)	(.07)	(.07)
Net realized gains	—		—	(.15)	(.37)	(.51)	(.31)

Total distributions to shareholders	(.04)		(.16)	(.21)	(.44)	(.58)	(.38)

Net asset value, end of period	$5.56		$4.76	$4.32	$5.91	$7.25	$6.76

Total return	17.74%		14.14%	(23.05% )	(13.26% )	16.15%	6.48%

Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	1.00%	(b)	0.92%	0.86%	0.91%	0.95%	0.87%

Net expenses after fees waived or expenses reimbursed(c)	0.97%	(b)	0.85%	0.78%	0.84%	0.87%	0.84%

Net investment income	1.41%	(b)	1.31%	2.28%	1.47%	1.29%	1.10%

Supplemental data
Net assets, end of period (in thousands)	$170,577		$162,519	$89,591	$126,216	$157,584	$224,144

Portfolio turnover	26%		75%	61%	58%	62%	137%

See accompanying Notes to Financial Highlights.

COLUMBIA LARGE CORE QUANTITATIVE FUND — 2011 SEMIANNUAL REPORT  37

Financial Highlights (continued)

	Six months
	ended
	Jan. 31,		Year ended July 31,
	2011		2010	2009	2008	2007(d)
	(Unaudited)
Class R5
Per share data
Net asset value, beginning of period	$4.75		$4.31	$5.90	$7.24	$7.57

Income from investment operations:
Net investment income	.04		.07	.11	.11	.06
Net realized and unrealized gain (loss) on investments	.81		.54	(1.48)	(1.00)	.20

Total from investment operations	.85		.61	(1.37)	(.89)	.26

Less distributions to shareholders from:
Net investment income	(.06)		(.17)	(.07)	(.08)	(.08)
Net realized gains	—		—	(.15)	(.37)	(.51)

Total distributions to shareholders	(.04)		(.17)	(.22)	(.45)	(.59)

Net asset value, end of period	$5.54		$4.75	$4.31	$5.90	$7.24

Total return	17.85%		14.41%	(22.91% )	(13.09% )	3.76%

Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	0.76%	(b)	0.68%	0.58%	0.66%	0.75%	(b)

Net expenses after fees waived or expenses reimbursed(c)	0.73%	(b)	0.61%	0.58%	0.66%	0.74%	(b)

Net investment income	1.65%	(b)	1.46%	2.48%	1.66%	1.28%	(b)

Supplemental data
Net assets, end of period (in thousands)	$29,413		$24,848	$3	$4	$5

Portfolio turnover	26%		75%	61%	58%	62%

See accompanying Notes to Financial Highlights.

38  COLUMBIA LARGE CORE QUANTITATIVE FUND — 2011 SEMIANNUAL REPORT

	Six months
	ended
	Jan. 31,		Year ended July 31,
	2011		2010	2009	2008	2007(f)
	(Unaudited)
Class W
Per share data
Net asset value, beginning of period	$4.73		$4.29	$5.86	$7.22	$7.46

Income from investment operations:
Net investment income	.03		.06	.09	.08	.03
Net realized and unrealized gain on investments	.80		.53	(1.47)	(1.00)	.32

Total from investment operations	.83		.59	(1.38)	(.92)	.35

Less distributions to shareholders from:
Net investment income	—		(.15)	(.04)	(.07)	(.08)
Net realized gains	—		—	(.15)	(.37)	(.51)

Total distributions to shareholders	—		(.15)	(.19)	(.44)	(.59)

Net asset value, end of period	$5.56		$4.73	$4.29	$5.86	$7.22

Total return	17.55%		13.93%	(23.21% )	(13.52% )	5.01%

Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	1.20%	(b)	1.05%	1.01%	1.06%	1.18%	(b)

Net expenses after fees waived or expenses reimbursed(c)	1.11%	(b)	0.98%	1.01%	1.06%	1.13%	(b)

Net investment income	1.27%	(b)	1.27%	2.07%	1.22%	0.59%	(b)

Supplemental data
Net assets, end of period (in thousands)	$154,381		$373,927	$725,762	$1,355,144	$744,888

Portfolio turnover	26%		75%	61%	58%	62%

See accompanying Notes to Financial Highlights.

COLUMBIA LARGE CORE QUANTITATIVE FUND — 2011 SEMIANNUAL REPORT  39

Financial Highlights (continued)

	Six months
	ended
	Jan. 31,
	2011(g)
	(Unaudited)
Class Z
Per share data
Net asset value, beginning of period	$4.98

Income from investment operations:
Net investment income	.03
Net realized and unrealized gain on investments	.61

Total from investment operations	.64

Less distributions to shareholders from:
Net investment income	(.06)

Total distributions to shareholders	(.06)

Net asset value, end of period	$5.56

Total return	12.81%

Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	0.97%	(b)

Net expenses after fees waived or expenses reimbursed(c)	0.89%	(b)

Net investment income	1.44%	(b)

Supplemental data
Net assets, end of period (in thousands)	$3

Portfolio turnover	26%

Notes to Financial Highlights

(a)	Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(b)	Annualized.
(c)	The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(d)	For the period from December 11, 2006 (when shares became available) to July 31, 2007.
(e)	Effective September 27, 2010, Class R2 shares were renamed Class R shares.
(f)	For the period from December 1, 2006 (when shares became available) to July 31, 2007.
(g)	For the period from September 27, 2010 (when shares became available) to January 31, 2011.

The accompanying Notes to Financial Statements are an integral part of this statement.

40  COLUMBIA LARGE CORE QUANTITATIVE FUND — 2011 SEMIANNUAL REPORT

Notes to Financial Statements
January 31, 2011 (Unaudited)

Note 1. Organization

Columbia Large Core Quantitative Fund (the Fund), a series of RiverSource Large Cap Series, Inc. (the Corporation), is a diversified fund. The Corporation is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. On February 15, 2011, shareholders approved a proposal to reorganize the Fund into a newly formed series of Columbia Funds Series Trust II (formerly known as RiverSource Series Trust), a Massachusetts business trust. The reorganization was completed on March 7, 2011.

Fund Shares
The Corporation has 10 billion authorized shares of capital stock ($0.01 par value) that can be allocated among the separate series as designated by the Corporation’s Board of Directors (the Board). The Fund offers Class A, Class B, Class C, Class I, Class R, Class R4, Class R5, Class W, and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million at the time of purchase are subject to a 1.00% contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

The Fund no longer accepts investments by new or existing investors in the Fund’s Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds. Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class R shares are not subject to sales charges and are available to qualifying institutional investors. Effective September 7, 2010, Class R2 shares were renamed Class R shares.

COLUMBIA LARGE CORE QUANTITATIVE FUND — 2011 SEMIANNUAL REPORT  41

Notes to Financial Statements (continued)

At August 27, 2010, all Class R3 shares were liquidated. On this date Columbia Management Investment Advisers, LLC (the Investment Manager) owned 100% of the shares.

Class R4 and Class R5 shares are not subject to sales charges; however, these classes were closed to new investors effective December 31, 2010.

Class W shares are not subject to sales charges and are available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Z shares are not subject to sales charges and are available only to certain investors, as described in the Fund’s prospectus. Class Z shares became effective September 27, 2010.

Note 2. Summary of Significant Accounting Policies

Use of Estimates
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation
All securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets.

Debt securities are generally traded in the over-the-counter market and are valued by an independent pricing service using an evaluated bid. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations.

42  COLUMBIA LARGE CORE QUANTITATIVE FUND — 2011 SEMIANNUAL REPORT

Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board, including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Futures and options on futures are valued daily based upon the last sale price at the close of the market on the principal exchange on which they are traded.

The policy adopted by the Board generally contemplates the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Foreign Currency Transactions and Translation
The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day’s exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the

COLUMBIA LARGE CORE QUANTITATIVE FUND — 2011 SEMIANNUAL REPORT  43

Notes to Financial Statements (continued)

disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Derivative Instruments
The Fund invests in certain derivative instruments as detailed below to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities.

The Fund and any counterparty are required to maintain an agreement that requires the Fund and that counterparty to monitor (on a daily basis) the net fair value of all derivatives entered into pursuant to the contract between the Fund and such counterparty. If the net fair value of such derivatives between the Fund and that counterparty exceeds a certain threshold (as defined in the agreement), the Fund or the counterparty (as the case may be) is required to post cash and/or securities as collateral. Fair values of derivatives presented in the financial statements are not netted with the fair value of other derivatives or with any collateral amounts posted by the Fund or any counterparty.

Futures Contracts
Futures contracts represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts traded on U.S. exchanges to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. Upon entering into futures contracts, the Fund bears risks which may include interest rates, exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may

44  COLUMBIA LARGE CORE QUANTITATIVE FUND — 2011 SEMIANNUAL REPORT

realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Effects of Derivative Transactions in the Financial Statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions on the Fund’s operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivatives outstanding at the end of the period, if any.

Fair values of derivative instruments at January 31, 2011

	Asset derivatives
	Statement of Assets
	and Liabilities
Risk exposure category	location	Fair value
Equity contracts	Net assets — unrealized appreciation on futures contracts	$508,745	*

*	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

Effect of derivative instruments in the Statement of Operations for the six months ended January 31, 2011

Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures
Equity contracts	$7,169,022

COLUMBIA LARGE CORE QUANTITATIVE FUND — 2011 SEMIANNUAL REPORT  45

Notes to Financial Statements (continued)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures
Equity contracts	$486,385

Volume of Derivative Activity
Futures
The gross notional amount of long contracts outstanding was approximately $40.7 million at January 31, 2011. The monthly average gross notional amount for long contracts was $22.2 million for the six months ended January 31, 2011. The fair value of such contracts at January 31, 2011 is set forth in the table above.

Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Investment Manager has determined are creditworthy. The Fund, through the custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. The Investment Manager is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Security Transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition
Corporate actions and dividend income are recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Interest income is recorded on the accrual basis.

Determination of Class Net Asset Value
All income, expenses (other than class-specific expenses which are charged directly to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

46  COLUMBIA LARGE CORE QUANTITATIVE FUND — 2011 SEMIANNUAL REPORT

Federal Income Tax Status
The Fund intends to qualify each year as a regulated investment company (RIC) under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, at rates ranging from approximately 10% to 15%. The Fund pays such foreign taxes on net realized gains at the appropriate rate for each jurisdiction.

Distributions to Shareholders
Distributions from net investment income are declared and paid annually. Net realized capital gains, if any, are distributed along with the income dividend. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Guarantees and Indemnifications
Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees
Under an Investment Management Services Agreement (IMSA), the Investment Manager determines which securities will be purchased, held or sold. The management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.600% to 0.375% as the Fund’s net

COLUMBIA LARGE CORE QUANTITATIVE FUND — 2011 SEMIANNUAL REPORT  47

Notes to Financial Statements (continued)

assets increase. The fee may be adjusted upward or downward by a performance incentive adjustment (PIA) determined monthly by measuring the percentage difference over a rolling 12-month period between the annualized performance of one Class A share of the Fund and the annualized performance of the Lipper Large-Cap Core Funds Index. In certain circumstances, the Board may approve a change in the index. The maximum adjustment is 0.12% per year. If the performance difference is less than 0.50%, the adjustment will be zero. The adjustment increased the management fee by $1,250,285 for the six months ended January 31, 2011. The management fee for the six months ended January 31, 2011 was 0.63% of the Fund’s average daily net assets, including the adjustment under the terms of the performance incentive adjustment.

In September 2010, the Board approved an amended IMSA that, subject to shareholder approval, would increase the management fee rate payable to the Investment Manager at certain asset levels, and eliminate the PIA. The IMSA was also approved by the Fund’s shareholders at a meeting held on February 15, 2011. The IMSA is expected to be effective in the third quarter of 2011.

Administration Fees
Under an Administrative Services Agreement, the Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.06% to 0.03% as the Fund’s net assets increase. The fee for the six months ended January 31, 2011 was 0.05% of the Fund’s average daily net assets. Prior to January 1, 2011, Ameriprise Financial, Inc. served as the Fund Administrator. Since January 1, 2011, Columbia Management Investment Advisers, LLC has served as the Fund Administrator.

Other Fees
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended January 31, 2011, other expenses paid to this company were $7,374.

Compensation of Board Members
Under a Deferred Compensation Plan (the Plan), the board members who are not “interested persons” of the Fund as defined under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or certain other funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for

48  COLUMBIA LARGE CORE QUANTITATIVE FUND — 2011 SEMIANNUAL REPORT

market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees
Under a Transfer Agency Agreement, Columbia Management Investment Services Corp. (the Transfer Agent) is responsible for providing transfer agency services to the Fund.

Prior to September 7, 2010, the Transfer Agent received annual account-based service fees for Class A, Class B and Class C shares which amount varied by class and annual asset-based service fees based on the Fund’s average daily net assets attributable to Class R, Class R4, Class R5 and Class W shares, which amount varied by class. In addition, the Transfer Agent charged an annual fee per inactive account and received reimbursement from the Fund for certain out-of-pocket expenses.

Under a new Transfer Agency Agreement effective September 7, 2010, the Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent. The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund subject to an annual limitation (that varies by class) that is a percentage of the average aggregate value of the Fund’s shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services, Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services Inc., which are paid a per account fee). The Transfer Agent also pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund.

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket expenses.

COLUMBIA LARGE CORE QUANTITATIVE FUND — 2011 SEMIANNUAL REPORT  49

Notes to Financial Statements (continued)

For the six months ended January 31, 2011, the Fund’s annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.23%
Class B	0.23
Class C	0.23
Class R	0.18
Class R4	0.04
Class R5	0.04
Class W	0.23
Class Z	0.25

Class I shares do not pay transfer agent fees.

The Fund and certain other associated investment companies (together, the Guarantors), have severally, but not jointly, guaranteed the performance and observance of all the terms and conditions of a lease entered into by Seligman Data Corp. (SDC), including the payment of rent by SDC (the Guaranty). The lease and the Guaranty expire in January 2019. At January 31, 2011, the Fund’s total potential future obligation over the life of the Guaranty is $124,063. The liability remaining at January 31, 2011 for non-recurring charges associated with the lease amounted to $82,626 and is included within other accrued expenses in the Statement of Assets and Liabilities. SDC is owned by six associated investment companies, including the Fund. The Fund’s ownership interest in SDC at January 31, 2011 is included in other assets in the Statement of Assets and Liabilities at cost of $22,506.

Plan Administration Fees
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund’s average daily net assets attributable to Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services. Prior to September 7, 2010, the Fund also paid an annual fee at a rate of 0.25% of the Fund’s average daily net assets attributable to Class R shares for such services.

Distribution Fees
The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class A and Class W shares, a fee at an annual rate of up to 0.50% of the Fund’s average daily net assets attributable to Class R shares (of which up to 0.25% may be used for shareholder services) and a fee at an annual rate of up to 1.00% of

50  COLUMBIA LARGE CORE QUANTITATIVE FUND — 2011 SEMIANNUAL REPORT

the Fund’s average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $10,118,000 and $1,330,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of October 31, 2010, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

Sales Charges
Sales charges, including front-end and CDSCs, received by the Distributor for distributing Fund shares were $670,434 for Class A, $102,175 for Class B and $1,167 for Class C for the six months ended January 31, 2011.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates
For the six months ended January 31, 2011, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds*), including the adjustment under the terms of a performance incentive arrangement, were as follows:

Class A	1.12%
Class B	1.87
Class C	1.87
Class I	0.68
Class R	1.38
Class R4	0.97
Class R5	0.73
Class W	1.11
Class Z	0.89

The waived/reimbursed fees and expenses for the transfer agency fees at the class level were as follows:

Class A	$550,970
Class B	32,097
Class C	4,529
Class R	288
Class W	76,221
Class Z	1

The management fees waived/reimbursed at the Fund level were $662,160.

COLUMBIA LARGE CORE QUANTITATIVE FUND — 2011 SEMIANNUAL REPORT  51

Notes to Financial Statements (continued)

Under an agreement which was effective until September 30, 2010, the Investment Manager and its affiliates contractually agreed to waive certain fees and reimburse certain expenses such that net expenses (excluding fees and expenses of acquired funds*), before giving effect to any performance incentive adjustment, would not exceed the following percentage of the class’ average daily net assets:

Class A	1.02%
Class B	1.80
Class C	1.78
Class I	0.57
Class R	1.37
Class R4	0.87
Class R5	0.62
Class W	1.02

Effective October 1, 2010, the Investment Manager and its affiliates have contractually agreed to waive certain fees and reimburse certain expenses until September 30, 2011, unless sooner terminated at the sole discretion of the Board, such that net expenses (excluding fees and expenses of acquired funds*), before giving effect to any performance incentive adjustment, will not exceed the following percentage of the class’ average daily net assets:

Class A	1.07%
Class B	1.82
Class C	1.82
Class I	0.64
Class R	1.32
Class R4	0.94
Class R5	0.69
Class W	1.07
Class Z	0.82

*	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

Note 4. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $953,539,927 and $1,501,147,664, respectively, for the six months ended January 31, 2011.

52  COLUMBIA LARGE CORE QUANTITATIVE FUND — 2011 SEMIANNUAL REPORT

Note 5. Lending of Portfolio Securities

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, National Association (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned. At January 31, 2011, securities valued at $833,763,645 were on loan, secured by cash collateral of $846,359,459 partially or fully invested in short-term securities or other cash equivalents.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower’s failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The Investment Manager is not responsible for any losses incurred by the Fund in connection with the securities lending program. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income earned from securities lending for the six months ended January 31, 2011 is disclosed in the Statement of Operations. The Fund continues to earn and accrue interest and dividends on the securities loaned.

Note 6. Affiliated Money Market Fund

The Fund may invest its daily cash balances in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use by the Fund and other affiliated Funds. The income earned by the Fund from such investments is

COLUMBIA LARGE CORE QUANTITATIVE FUND — 2011 SEMIANNUAL REPORT  53

Notes to Financial Statements (continued)

included as “Dividends from affiliates” in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At January 31, 2011, the Investment Manager and/or affiliates owned 100% of Class I and Class Z shares.

Note 8. Lehman Brothers Holdings Inc. Equity-Linked Notes

The Fund holds investments in two equity-linked notes (notes) for which Lehman Brothers Holdings Inc. (Lehman Brothers) is the counterparty. The notes (with an aggregate principal amount of $29.7 million) defaulted as of their respective maturity dates, September 14, 2008 and October 2, 2008. Lehman Brothers filed a Chapter 11 bankruptcy petition on September 15, 2008, and as such, it is likely that the Fund will receive less than the maturity value of the notes, pending the outcome of the bankruptcy proceedings. Based on the bankruptcy proceedings, the Fund recorded receivables aggregating $2.9 million based on the estimated amounts recoverable for the notes and recognized realized losses of $26.8 million. The estimates of the amounts recoverable for the notes are periodically adjusted by the Investment Manager based on the observable trading price of Lehman Brothers senior notes, which provide an indication of amounts recoverable through the bankruptcy proceedings. Any changes to the receivable balances resulting from such adjustments are recorded as a change in unrealized appreciation or depreciation in the Statement of Operations. At January 31, 2011, the value of the receivable balances were $450,820, which represented 0.01% of the Fund’s net assets. The receivable balances for the notes are reported as other receivables in the Statement of Assets and Liabilities.

Note 9. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on October 14, 2010, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $300 million. The borrowers shall have the right, upon written notice to the Administrative Agent, to request an increase of up to $200 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility shall at no time exceed

54  COLUMBIA LARGE CORE QUANTITATIVE FUND — 2011 SEMIANNUAL REPORT

$500 million. Participation in such increase by any existing lender shall be at such lender’s sole discretion. Interest is charged to each fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum.

Prior to October 14, 2010, the credit facility agreement, which was a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permitted collective borrowings up to $300 million. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum, in addition to an upfront fee equal to its pro rata share of 0.04% of the amount of the credit facility. The Fund had no borrowings for the six months ended January 31, 2011.

Note 10. Fund Mergers

At the close of business on September 11, 2009, Columbia Large Core Quantitative Fund acquired the assets and assumed the identified liabilities of RiverSource Large Cap Equity Fund and Seligman Common Stock Fund. The mergers were completed after shareholders of the acquired fund approved the plans on June 2, 2009.

The aggregate net assets of Columbia Large Core Quantitative Fund immediately before the acquisitions were $1,879,250,294 and the combined net assets immediately after the acquisitions were $4,385,060,209.

The mergers were accomplished by tax-free exchanges of 729,934,986 shares of RiverSource Large Cap Equity Fund valued at $2,406,154,730 and 14,681,342 shares of Seligman Common Stock Fund valued at $99,655,185.

COLUMBIA LARGE CORE QUANTITATIVE FUND — 2011 SEMIANNUAL REPORT  55

Notes to Financial Statements (continued)

In exchange for RiverSource Large Cap Equity Fund shares, Columbia Large Core Quantitative Fund issued the following number of shares:

Shares
Class A	461,367,825
Class B	45,802,954
Class C	3,041,958
Class I	8,392,835
Class R	613
Class R3	612
Class R4	15,915,653
Class R5	5,436,673

In exchange for Seligman Common Stock Fund shares, Columbia Large Core Quantitative Fund issued the following number of shares:

Shares
Class A	20,025,200
Class B	215,665
Class C	1,718,238
Class R4	20,178
Class R5	3,654

For financial reporting purposes, net assets received and shares issued by Columbia Large Core Quantitative Fund were recorded at fair value; however, cost of investments for RiverSource Large Cap Equity Fund and Seligman Common Stock Fund were carried forward to align ongoing reporting of Columbia Large Core Quantitative Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The components of net assets after adjustments for any permanent book-to-tax differences at the merger date for RiverSource Large Cap Equity Fund and Seligman Common Stock Fund were as follows:

	RiverSource Large	Seligman Common
	Cap Equity Fund	Stock Fund
Capital stock	$4,210,331,804	$191,584,231
Undistributed (excess of distributions over) net investment income	$(735,495)	$1,404
Accumulated net realized loss	$(1,949,209,843)	$(88,859,870)
Unrealized appreciation (depreciation)	$145,768,264	$(3,070,580)
Total net assets	$2,406,154,730	$99,655,185

The financial statements reflect the operations of Columbia Large Core Quantitative Fund for the period prior to the mergers and the combined fund for the period subsequent to the mergers. Because the combined investment

56  COLUMBIA LARGE CORE QUANTITATIVE FUND — 2011 SEMIANNUAL REPORT

portfolios have been managed as a single integrated portfolio since the mergers were completed, it is not practicable to separate the amounts of revenue and earnings of RiverSource Large Cap Equity Fund and Seligman Common Stock Fund that have been included in the combined Fund’s Statement of Operations since the mergers were completed. Assuming the mergers had been completed on August 1, 2009, Columbia Large Core Quantitative Fund’s pro-forma net investment income, net loss on investments, and net increase in net assets from operations for the year ended July 31, 2010 would have been $26.1 million, $(108.1) million and $586.7 million, respectively.

Note 11. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

At January 31, 2011, the cost of investments for federal income tax purposes was approximately $4,060,703,000 and the approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$653,002,000
Unrealized depreciation	$113,250,000

Unrealized appreciation/depreciation	$539,752,000

The following capital loss carryforward, determined as of July 31, 2010 may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of expiration	Amount
2016	$420,044,596
2017	1,377,208,066
2018	628,476,902

Total	$2,425,729,564

Under current tax rules, certain currency and capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of July 31, 2010, post-October losses of $215,277,618 attributed to security transactions were deferred to January 31, 2011.

It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carryfoward has been offset or expires. There

COLUMBIA LARGE CORE QUANTITATIVE FUND — 2011 SEMIANNUAL REPORT  57

Notes to Financial Statements (continued)

is no assurance that the Fund will be able to utilize all of its capital loss carryforward before it expires.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 12. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 13. Information Regarding Pending and Settled Legal Proceedings

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as legacy RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants’ motion to dismiss the complaint, the District Court dismissed one of plaintiffs’ four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants’ favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court

58  COLUMBIA LARGE CORE QUANTITATIVE FUND — 2011 SEMIANNUAL REPORT

vacated the Eighth Circuit’s decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On December 9, 2010, the District Court reinstated its July 9, 2007 summary judgment order in favor of the defendants. On January 10, 2011, plaintiffs filed a notice of appeal with the Eighth Circuit.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund

COLUMBIA LARGE CORE QUANTITATIVE FUND — 2011 SEMIANNUAL REPORT  59

Notes to Financial Statements (continued)

shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

60  COLUMBIA LARGE CORE QUANTITATIVE FUND — 2011 SEMIANNUAL REPORT

Proxy Voting

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at www.sec.gov.

Approval of Investment Management Services
Agreement

In September 2010, in connection with various initiatives to integrate the legacy Columbia Funds and legacy RiverSource Funds, for which Columbia Management Investment Advisers, LLC (Columbia Management) serves as investment manager, the Fund’s Board of Directors (the Board) approved, subject to approval by shareholders, a new investment management services agreement between the Fund and Columbia Management (the IMS Agreement), which will have the effect of increasing the effective management fee rate payable to Columbia Management at certain asset levels and eliminate the performance incentive adjustment. The IMS Agreement was approved by the Fund’s shareholders at a meeting held on February 15, 2011. A discussion regarding the basis for the approval by the Board of the IMS Agreement is set forth under “Proposal 4 — Approve Proposed IMS Agreement — Board Considerations,” in the definitive proxy statement filed with the Securities and Exchange Commission by RiverSource Large Cap Series, Inc., on behalf of the Fund, on December 28, 2010, and is incorporated herein by reference.

COLUMBIA LARGE CORE QUANTITATIVE FUND — 2011 SEMIANNUAL REPORT  61

Results of Meeting of Shareholders

Columbia Large Core Quantitative Fund

Special Meeting of Shareholders held on February 15, 2011
(Unaudited)

A brief description of the proposal(s) voted upon at the meeting and the votes cast for, against or withheld, as well as the number of abstentions and broker non-votes as to the proposals are set forth below. A vote is based on total dollar interest in the Fund.

Proposal 1
To elect directors to the Board.*

		Dollars Voted	Dollars Voted		Broker
		“For”	“Withhold”	Abstentions	Non-Votes
01	Kathleen Blatz	2,395,161,283.041	108,014,586.552	0.000	0.000
02	Edward J. Boudreau, Jr.	2,391,774,319.754	111,401,549.840	0.000	0.000
03	Pamela G. Carlton	2,394,761,775.505	108,414,094.089	0.000	0.000
04	William P. Carmichael	2,391,218,406.171	111,957,463.422	0.000	0.000
05	Patricia M. Flynn	2,395,297,083.912	107,878,785.681	0.000	0.000
06	William A. Hawkins	2,392,165,340.174	111,010,529.420	0.000	0.000
07	R. Glenn Hilliard	2,389,597,166.837	113,578,702.756	0.000	0.000
08	Stephen R. Lewis, Jr.	2,393,975,494.794	109,200,374.799	0.000	0.000
09	John F. Maher	2,395,663,620.152	107,512,249.441	0.000	0.000
10	John J. Nagorniak	2,394,100,671.680	109,075,197.913	0.000	0.000
11	Catherine James Paglia	2,392,810,373.315	110,365,496.279	0.000	0.000
12	Leroy C. Richie	2,392,052,955.365	111,122,914.229	0.000	0.000
13	Anthony M. Santomero	2,391,925,944.058	111,249,925.535	0.000	0.000
14	Minor M. Shaw	2,392,064,619.824	111,111,249.770	0.000	0.000
15	Alison Taunton-Rigby	2,393,345,043.024	109,830,826.570	0.000	0.000
16	William F. Truscott	2,392,456,233.768	110,719,635.825	0.000	0.000

Proposal 2
To approve a proposed amendment to the Articles of Incorporation.*

	Dollars Voted		Broker
Dollars Voted “For”	“Against”	Abstentions	Non-Votes
2,298,529,383.584	103,322,137.485	101,324,316.584	31.940

*	All dollars of RiverSource Large Cap Series, Inc. are voted together as a single class for election of directors and approval of the proposed amendment to the Articles of Incorporation.

Proposal 3
To approve a proposed Agreement and Plan of Redomiciling.

	Dollars Voted		Broker
Dollars Voted “For”	“Against”	Abstentions	Non-Votes
2,058,826,220.279	120,925,742.276	111,569,041.769	211,854,865.270

62  COLUMBIA LARGE CORE QUANTITATIVE FUND — 2011 SEMIANNUAL REPORT

Proposal 4
To approve a proposed Investment Management Services Agreement with Columbia Management Investment Advisers, LLC.

	Dollars Voted		Broker
Dollars Voted “For”	“Against”	Abstentions	Non-Votes
2,062,107,452.832	124,924,753.736	104,288,797.855	211,854,865.170

COLUMBIA LARGE CORE QUANTITATIVE FUND — 2011 SEMIANNUAL REPORT  63

Columbia Large Core Quantitative Fund
P.O. Box 8081
Boston, MA 02266-8081

columbiamanagement.com

This report must be accompanied or preceded by the Fund’s current prospectus. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA and managed by Columbia Management Investment Advisers, LLC.
©2011 Columbia Management Investment Advisers, LLC. All rights reserved.	S-6274 J (4/11)

Item 2. Code of Ethics. Not applicable for semi-annual reports.
Item 3. Audit Committee Financial Expert. Not applicable for semi-annual reports.
Item 4. Principal Accountant Fees and Services. Not applicable for semi-annual reports.
Item 5. Audit Committee of Listed Registrants. Not applicable.
Item 6. Investments.
(a)	The registrant’s “Schedule 1 – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.
(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
There were no material changes to the procedure by which shareholders may recommend nominees to the registrant’s board of directors.
Item 11. Controls and Procedures.
(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.
(b) There was no change in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.
(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semi annual reports.
(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.
(a)(3) Not applicable.
(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)		RiverSource Large Cap Series, Inc.

By	/s/ J. Kevin Connaughton J. Kevin Connaughton
President and Principal Executive Officer

Date	March 23, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ J. Kevin Connaughton J. Kevin Connaughton
President and Principal Executive Officer

Date	March 23, 2011

By	/s/ Michael G. Clarke Michael G. Clarke
Treasurer and Principal Financial Officer

Date	March 23, 2011